FINANCIAL INSTRUMENTS - Net investment hedge (Details) R$ in Thousands, $ in Billions	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Net investment hedge
Gain (loss) on net investment hedge, recognized in OCI	R$ (558,529)		R$ 247,924	R$ 488,146
Ten Years Bonds
Net investment hedge
Gain (loss) on effects of exchange rate changes	R$ 2,500,000	$ 0.4